Quarterly Report
December 31, 2019
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.2%
Aerospace – 4.7%
Honeywell International, Inc.	88,993	$15,751,761
Huntington Ingalls Industries, Inc.	17,373	4,358,538
L3Harris Technologies, Inc.	72,980	14,440,553
Leidos Holdings, Inc.	154,045	15,079,465
Lockheed Martin Corp.	2,614	1,017,839
		$50,648,156
Airlines – 0.1%
Delta Air Lines, Inc.	21,071	$1,232,232
Alcoholic Beverages – 1.0%
Molson Coors Brewing Co.	200,450	$10,804,255
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	25,996	$2,633,655
Automotive – 1.9%
Copart, Inc. (a)	102,638	$9,333,900
Lear Corp.	82,460	11,313,512
		$20,647,412
Biotechnology – 1.4%
Biogen, Inc. (a)	44,641	$13,246,324
Incyte Corp. (a)	17,990	1,570,887
		$14,817,211
Business Services – 3.9%
Fidelity National Information Services, Inc.	110,465	$15,364,577
Fiserv, Inc. (a)	140,730	16,272,610
FleetCor Technologies, Inc. (a)	3,415	982,564
Global Payments, Inc.	51,680	9,434,700
		$42,054,451
Cable TV – 3.0%
Charter Communications, Inc., “A” (a)	17,958	$8,711,067
Comcast Corp., “A”	512,458	23,045,236
		$31,756,303
Chemicals – 0.9%
CF Industries Holdings, Inc.	21,723	$1,037,056
Eastman Chemical Co.	106,414	8,434,374
		$9,471,430
Computer Software – 7.0%
Adobe Systems, Inc. (a)	10,447	$3,445,525
Microsoft Corp.	424,933	67,011,934
Veeva Systems, Inc. (a)	32,244	4,535,441
		$74,992,900
Computer Software - Systems – 5.9%
Apple, Inc.	214,701	$63,046,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.1%
Mid-America Apartment Communities, Inc., REIT	45,510	$6,000,949
Toll Brothers, Inc.	139,347	5,505,600
		$11,506,549
Consumer Products – 1.2%
Kimberly-Clark Corp.	84,113	$11,569,743
Procter & Gamble Co.	6,864	857,314
		$12,427,057
Electrical Equipment – 0.3%
AMETEK, Inc.	30,540	$3,046,060
Electronics – 4.0%
Applied Materials, Inc.	283,217	$17,287,566
Intel Corp.	423,110	25,323,133
		$42,610,699
Energy - Independent – 3.5%
EOG Resources, Inc.	122,745	$10,281,121
Phillips 66	64,711	7,209,453
Pioneer Natural Resources Co.	9,408	1,424,089
Valero Energy Corp.	156,122	14,620,825
WPX Energy, Inc. (a)	268,875	3,694,342
		$37,229,830
Energy - Integrated – 0.2%
Exxon Mobil Corp.	32,147	$2,243,218
Food & Beverages – 2.2%
Ingredion, Inc.	53,841	$5,004,521
PepsiCo, Inc.	133,440	18,237,245
		$23,241,766
General Merchandise – 1.3%
Dollar General Corp.	86,130	$13,434,557
Insurance – 3.9%
Allstate Corp.	45,210	$5,083,865
Berkshire Hathaway, Inc., “B” (a)	31,570	7,150,605
Hartford Financial Services Group, Inc.	71,582	4,350,038
MetLife, Inc.	289,169	14,738,944
Prudential Financial, Inc.	118,092	11,069,944
		$42,393,396
Internet – 6.5%
Alphabet, Inc., “A” (a)	17,427	$23,341,550
Alphabet, Inc., “C” (a)	16,686	22,309,516
Facebook, Inc., “A” (a)	118,217	24,264,039
		$69,915,105
Leisure & Toys – 1.7%
Electronic Arts, Inc. (a)	39,848	$4,284,058
Take-Two Interactive Software, Inc. (a)	113,390	13,882,338
		$18,166,396
Machinery & Tools – 3.5%
AGCO Corp.	151,790	$11,725,777
Cummins, Inc.	35,618	6,374,197
Dover Corp.	9,375	1,080,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Eaton Corp. PLC	171,823	$16,275,075
Ingersoll-Rand Co. PLC, “A”	14,919	1,983,033
		$37,438,645
Major Banks – 4.6%
Bank of America Corp.	690,436	$24,317,156
Comerica, Inc.	43,957	3,153,915
JPMorgan Chase & Co.	42,959	5,988,484
Morgan Stanley	244,623	12,505,128
Wells Fargo & Co.	72,269	3,888,072
		$49,852,755
Medical & Health Technology & Services – 2.8%
HCA Healthcare, Inc.	109,655	$16,208,106
McKesson Corp.	100,536	13,906,139
		$30,114,245
Medical Equipment – 2.6%
Boston Scientific Corp. (a)	146,267	$6,614,193
Medtronic PLC	188,235	21,355,261
		$27,969,454
Other Banks & Diversified Financials – 6.2%
Citigroup, Inc.	284,904	$22,760,980
Discover Financial Services	78,371	6,647,428
Mastercard, Inc., “A”	82,552	24,649,202
Synchrony Financial	311,506	11,217,331
Visa, Inc., “A”	8,492	1,595,647
		$66,870,588
Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	16,720	$1,073,257
Eli Lilly & Co.	137,337	18,050,202
Johnson & Johnson	204,463	29,825,018
Pfizer, Inc.	492,667	19,302,693
		$68,251,170
Railroad & Shipping – 1.7%
Union Pacific Corp.	103,451	$18,702,906
Real Estate – 1.4%
Medical Properties Trust, Inc., REIT	103,195	$2,178,446
STORE Capital Corp., REIT	356,925	13,291,887
		$15,470,333
Restaurants – 1.9%
Chipotle Mexican Grill, Inc., “A” (a)	6,217	$5,204,313
Starbucks Corp.	177,446	15,601,052
		$20,805,365
Specialty Chemicals – 0.2%
DuPont de Nemours, Inc.	32,867	$2,110,061
Specialty Stores – 4.4%
Amazon.com, Inc. (a)	10,625	$19,633,300
Best Buy Co., Inc.	46,983	4,125,107
Costco Wholesale Corp.	46,973	13,806,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Target Corp.	73,766	$9,457,539
		$47,022,250
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	79,873	$18,356,413
Telephone Services – 1.0%
AT&T, Inc.	25,462	$995,055
Verizon Communications, Inc.	165,014	10,131,860
		$11,126,915
Tobacco – 1.6%
Philip Morris International, Inc.	197,585	$16,812,508
Utilities - Electric Power – 4.3%
AES Corp.	582,488	$11,591,511
Exelon Corp.	346,715	15,806,737
NRG Energy, Inc.	271,145	10,778,014
Vistra Energy Corp.	328,608	7,554,698
		$45,730,960
Total Common Stocks		$1,074,954,155
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.7% (v)	7,090,794	$7,090,794

Other Assets, Less Liabilities – (0.8)%		(9,088,627)
Net Assets – 100.0%		$1,072,956,322
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,090,794 and $1,074,954,155, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,074,954,155	$—	$—	$1,074,954,155
Mutual Funds	7,090,794	—	—	7,090,794
Total	$1,082,044,949	$—	$—	$1,082,044,949
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,523,412	$55,567,031	$53,999,616	$(33)	$—	$7,090,794

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,727	$—